Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
OPERATING REVENUES (Notes 2, 18 and 27)	$ 349,846	$ 382,826	$ 366,009
COSTS OF REVENUES (Notes 2, 7, 10 and 19)	298,907	325,113	304,921
GROSS PROFIT	50,939	57,713	61,088
OPERATING EXPENSES (Notes 2, 4, 6, 10, 19 and 25)
Sales and marketing	50,976	60,273	53,855
General and administrative	44,440	70,972	33,951
Research and development	40,867	45,993	30,600
Listing expense	0	178,804	0
Other operating expenses	3,029	0	0
Total operating expenses	139,312	356,042	118,406
OPERATING LOSS	(88,373)	(298,329)	(57,318)
NON-OPERATING INCOMES AND EXPENSES (Notes 2, 10 and 19)
Finance costs	(11,925)	(12,671)	(11,088)
Finance income	2,946	2,942	625
Other income	7,371	6,391	9,511
Other losses, net	(953)	(3,177)	(1,627)
Gains (losses) on financial liabilities at fair value through profit or loss	16,117	205,938	(7,465)
Share of loss of investments accounted for using equity method	(1,221)	0	0
Share of loss of investments accounted for using equity method	12,335	199,423	(10,044)
Total non-operating incomes and expenses	(76,038)	(98,906)	(67,362)
LOSS BEFORE INCOME TAX	0	(2)	0
INCOME TAX EXPENSE (Notes 2 and 20)	(76,038)	(98,908)	(67,362)
OTHER COMPREHENSIVE (LOSS) INCOME
Items that may be reclassified subsequently to profit or loss, exchange differences on translation	(691)	(16,180)	3,005
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (76,729)	$ (115,088)	$ (64,357)
LOSS PER SHARE (in U.S. dollars) (Note 21)
Basic (in dollars per share)	$ (0.32)	$ (0.45)	$ (0.35)
Diluted (in dollars per share)	$ (0.32)	$ (0.45)	$ (0.35)
Weighted average number of ordinary shares used in calculating basic loss per share (in shares)	234,803	222,000	193,334
Weighted average number of ordinary shares used in calculating diluted loss per share (in shares)	234,803	222,000	193,334